NON-CONTROLLING INTEREST (Details)	12 Months Ended
Nov. 30, 2018 CAD ($)
Non Controlling Interest [Abstract]
Non-controlling interest on acquisition of Majesco (Note 5)	$ 1,684,615
Share of income for the year	37,516
Foreign exchange on translation	116,810
Balance, November 30, 2018	$ 1,838,941